Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (Deferred Sales Inducements) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
DSI
Balance at January 1,	$ 810	$ 950	$ 930
Capitalization	31	56	58
Amortization	(106)	(130)	(36)
Unrealized investment gains (losses)	39	(64)	0
Effect of foreign currency translation	0	(2)	(2)
Balance at December 31,	$ 774	$ 810	$ 950